Basis of preparation	12 Months Ended
Dec. 31, 2025
Corporate information and statement of IFRS compliance [abstract]
Basis of preparation

2.	Basis of preparation
Authorization of Consolidated Financial Statements and compliance with International Financial
Reporting Standards
The Consolidated Financial Statements, together with the notes thereto, of Stellantis as of and for the year ended
December 31, 2025 (the “Consolidated Financial Statements”) were authorized for issuance by the Stellantis
Board of Directors on February 26, 2026 and have been prepared in accordance with the International Financial
Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”), as well as
IFRS as adopted by the European Union. There is no effect on these Consolidated Financial Statements resulting from differences between IFRS as issued by the IASB and IFRS as adopted by the European Union. The designation “IFRS” includes International Accounting Standards (“IAS”) as well as all interpretations of the IFRS
Interpretations Committee (“IFRIC”).
Basis of preparation
The Consolidated Financial Statements are prepared under the historical cost method, modified for the measurement of certain financial instruments as required, as well as on a going concern basis. In this respect, the Company’s assessment is that no material uncertainties (as defined in IAS 1 - Presentation of Financial
Statements) exist about its ability to continue as a going concern.
For the presentation of the Consolidated Income Statement, Stellantis uses a classification based on the function of expenses rather than based on their nature as it is considered more representative of the format used for internal reporting and management purposes and is consistent with international practice in the automotive sector.
Strategic plan undergoing reassessment
In 2022, Stellantis introduced its Dare Forward strategic plan, establishing long-term electrification targets of 100 percent EV sales in Europe and 50 percent in the United States by 2030. Over the subsequent years, the
Company focused on expansion of its electric vehicle capabilities while continuing to offer a broad range of hybrid and internal combustion engine solutions to meet diverse customer needs.
Following the leadership transition in mid-2025, newly appointed executive leadership initiated and is overseeing a comprehensive reassessment of the Company’s long-term strategy, including its climate transition roadmap.
This reassessment forms part of a broader reset of the business and is being conducted in preparation for the communication of a new strategic plan. This review encompasses major programs and product plans with the objective of realigning the Company’s strategy, portfolio and investment priorities with real-world customer preferences, market demand and evolving regulatory frameworks, while also addressing the effects of prior operational and execution challenges, targeting to re-establish the conditions for sustainable, profitable growth.
The strategic reassessment reflects a revised view on the expected pace of the energy transition in certain markets, informed by customer purchasing behavior, affordability considerations, infrastructure readiness and incentive frameworks. While the Company remains committed to the development of electrified powertrains, including BEVs, the review emphasizes a demand-led approach to adoption and the importance of maintaining flexibility across powertrain technologies.
Separately, the Company experienced commercial and operational headwinds in its key European and U.S.
markets during 2024 and the first half of 2025, including quality related challenges associated with new platforms and powertrains and broader inflationary cost pressures. These factors further reinforced the need for the strategic reassessment undertaken by the new executive leadership.
The updated strategy will be communicated at the Investor Day in May 2026.
As a result of the strategic reassessment and business reset led by the new management team, the Company recognized significant charges during the year ended December 31, 2025. These charges primarily relate to impairments of vehicle platforms, product plan realignments and associated costs, costs related to resizing of the EV supply chain, and the discontinuation of the hydrogen fuel cell development program. These items reflect the cost of aligning the Company’s product plans, manufacturing footprint and investment profile with revised strategic priorities and market demand. The nature and financial impact of these charges, which were all excluded from Adjusted Operating Income (“AOI”), are detailed below. The accounting for these charges also required the use of estimates and application of critical judgment.

2025	Cost of Revenues	Research and development costs	Gains/ (losses) on disposal of investments	Share of the profit/(loss) of equity method investees	Total
(€ million)
Platform impairments	2,730	3,853	—	—	6,583
Costs related to product plan realignments and program cancellations	6,989	2,083	—	—	9,072
Battery JVs	—	—	1,571	483	2,054
Hydrogen fuel cell program discontinuation	338	286	—	470	1,094
Total	10,057	6,222	1,571	953	18,803
Platform impairments
As part of the strategic reassessment, the Company revised its volume and profitability projections, including the cancellation of certain vehicle programs. As a result, indicators of impairment were identified for several vehicle platform cash generating units (“CGUs”), and impairment tests were performed, as further described in
Impairment of long-lived assets.
Based on the results of these impairment tests, for the year ended December 31, 2025, the Company recognized total impairment charges of €6.6 billion, comprising:
•€2.7 billion recognized within Cost of revenues, relating to property, plant and equipment, primarily tooling;
and
•€3.9 billion recognized within Research and development costs, primarily relating to the write off of capitalized development expenditures.
The impairment charges were recognized in North America (€5.7 billion), Maserati (€0.6 billion) and Enlarged
Europe (€0.3 billion).
Costs related to product plan realignments and program cancellations
As part of the strategic reassessment, the Company cancelled certain future products that were not expected to achieve profitable scale, including the previously planned Ram 1500 BEV, reflecting alignment with customer demand and changes in the U.S. regulatory framework.
As a result, the Company recognized asset write offs and other costs related to product plan realignments and program cancellations.
For the year ended December 31, 2025, product plan realignments and program cancellations resulted in total charges of €9.1 billion, comprising:
•€7.0 billion recognized within Cost of revenues; and
•€2.1 billion recognized within Research and development costs
These charges were recognized in North America (€6.5 billion), Enlarged Europe (€2.2 billion) and South
America (€0.3 billion).
EV supply chain
During the year ended December 31, 2025, the Company recognized charges of €2.1 billion in connection with actions taken to rationalize battery manufacturing capacity, comprising the following:
•€1.6 billion recognized within Gains/(losses) on disposal of investments, relating to the decision to exit the
Company’s battery joint venture with LG Energy Solution, NextStar Energy Inc. (“NextStar”). As a result, the investment was classified as held for sale and remeasured to fair value less costs to sell, resulting in a full write down of the investment (€0.9 billion). In addition, a €0.7 billion liability was accrued in respect of obligations arising from the exit of the joint venture. These charges were recognized within North America; and
•€0.5 billion recognized within Share of profit/(loss) of equity method investments, relating to a full impairment of the Company’s investment in the Automotive Cells Company SE (“ACC”) battery joint venture and the impairment of the majority of the shareholder loans provided by the Company to ACC. These charges were recognized within Enlarged Europe. The full impairment of ACC is due to the revised view of the pace of energy transition in Enlarged Europe.
Hydrogen fuel cell program discontinuation
During the year ended December 31, 2025, the Company concluded that, due to the limited availability of hydrogen refueling infrastructure, high capital requirements and the need for stronger consumer purchasing incentives, the adoption of hydrogen powered light commercial vehicles is not expected before the end of the decade. Accordingly, in July 2025, the Company announced the decision to discontinue its hydrogen fuel cell technology development program.
As a result of this decision, the Company recognized total charges of €1.1 billion, comprising:
•€0.5 billion recognized within Share of profit/(loss) of equity method investments, relating to a full write down of the investment in Symbio, a joint venture focused on hydrogen fuel cell technology, and the impairment of loans granted to the joint venture;
•€0.3 billion recognized within Cost of revenues, relating to the write off of fuel cell related property, plant and equipment, inventory write downs and other related costs; and
•€0.3 billion recognized within Research and development costs, primarily relating to the write off of fuel cell related capitalized development expenditures.
These charges were recognized within Enlarged Europe.
Climate change
The areas of financial reporting which rely on the use of cash flow projections (such as impairment testing and deferred tax asset recognition assessments) incorporate climate change related estimates and judgments applied by management in the development of the MTP (”Medium Term Plan”), which covers the period from
January 1, 2026 through December 31, 2028.
For further details of impairment testing, refer to: Recoverability of non-current assets with definite useful lives and Recoverability of Goodwill and Intangible assets with indefinite useful lives. For further details of the deferred tax asset recoverability assessment refer to Recoverability of deferred tax assets.
Changes in climate-related assumptions could also impact the estimated useful lives and residual value estimates of property, plant and equipment and intangible assets, as these are based on the period over which the assets are expected to be used by the Company, which could change in response to climate-related assumptions, for example as a result of amendments to the regulatory landscape. Refer to Note 11, Property, plant and equipment and Note 10, Other intangible assets for additional information.
As described in Note 19, Share-based compensation, certain of the long-term equity incentive plans vest upon the achievement of certain nameplate electrification targets. The Company accrues the share-based payment expense on the basis of the progress towards achieving the MTP (i.e. periodically an evaluation is performed to determine the best estimate for how much may vest). In the event that the Company does not expect to achieve the electrification targets, certain of the amounts accrued in relation to these awards may need to be reversed.
The Company accrues provisions for costs related to regulatory emission compliance requirements. Such provisions are accrued at the time the vehicle is sold, if it is concluded that it is more likely than not that the
Company will have to settle the obligation. The Company performs the recognition assessment based on its most recent projections which reflect the climate-related assumptions. The provision accrued is the estimated cost to settle the obligation, measured as the sum of the cost of regulatory credits expected to be used in settlement plus the amount, if any, of the fine expected to be paid in cash per unit. In instances where there are changes to regulatory emission schemes, the impacts are accounted for in the period of the change. Such provisions are included within Note 21, Provisions, for additional information.
Consolidated Statement of Cash Flows
The Company has reclassified certain items in the Consolidated Statement of Cash Flows. These reclassifications were made to enhance the consistency and comparability of the financial disclosures. These changes are considered to be changes in accounting policy, in accordance with IAS 8. The reclassifications are as follows:
•As the loans and receivables of our financial services activities are growing and as we consider these activities to be part of our principal revenue-producing activities, the net change in receivables related to financial services activities was reclassified from Net cash from/(used in) investing activities to Net cash from/(used in)
operating activities;
•Changes in securities have been reclassified from Net cash from/(used in) financing activities to Net cash from/(used in) investing activities; and
•Certain financial receivables related to factoring transactions that qualify for derecognition of the trade receivable have been reclassified from Net cash from/(used in) financing activities to Net cash from/(used in)
operating activities to the line Changes in working capital.
The following changes improve the structure and content of the Consolidated Statement of Cash Flows by integrating information previously reported as disclosure notes:
•The change in long-term debt, which was previously presented net on the Statement of Cash Flows, will be presented in separate lines presenting gross inflows in Proceeds from issuances of long-term debt and gross outflows in Repayments of long-term debt; and
•The Company has moved the disclosures of the cash flows related to dividends received and income taxes paid to the face of the Statement of Cash Flows. This information was previously disclosed in Note 31,
Explanatory notes to the Consolidated Statement of Cash Flows in the Consolidated Financial Statements at
December 31, 2024.

	Year ended December 31, 2024
(€ million)	As previously reported	Reclassifications	As reclassified
Net profit/(loss)	5,520	(5,520)	—
Profit/(loss) before taxes	—	4,032	4,032
Adjustments for non-cash items and other:
depreciation and amortization	7,226	—	7,226
(gains)/losses on disposals	(32)	—	(32)
change in deferred taxes	(2,921)	2,921	—
share of the profit/(loss) of equity method investees	381	(335)	46
other non-cash items	1,927	—	1,927
Change in provisions and employee benefits liabilities	1,779	—	1,779
Net change in receivables related to financial services activities	—	(3,455)	(3,455)
Change in carrying amount of leased vehicles	(3,885)	—	(3,885)
Dividends received	—	335	335
Income tax received/(paid), net	—	(2,792)	(2,792)
Changes in working capital	(5,987)	2,341	(3,646)
Net cash from/(used in) operating activities	4,008	(2,473)	1,535
Proceeds from disposal of shares in consolidated companies and of investments in non-consolidated companies	261	—	261
Acquisitions of consolidated subsidiaries and equity method investments	(1,652)	—	(1,652)
Proceeds from disposals of property, plant and equipment and intangible assets	365	—	365
Investments in property, plant and equipment and intangible assets	(11,060)	—	(11,060)
Change in amounts payable on property, plant and equipment and intangible assets	223	—	223
Changes in loans to joint ventures and associates	(4,151)	3,455	(696)
Change in securities	—	2,422	2,422
Other changes	32	—	32
Net cash from/(used in) investing activities	(15,982)	5,877	(10,105)
Distributions paid:
to Stellantis shareholders	(4,651)	—	(4,651)
to non-controlling shareholders of subsidiaries	(10)	—	(10)
Proceeds from issuance of shares	104	—	104
(Purchases)/sales of treasury shares	(3,000)	—	(3,000)
Changes in short-term debt and other financial assets and liabilities	2,557	(982)	1,575
Changes in long-term debt	4,644	(4,644)	—
Gross outflows in repayments of long-term debt	—	(8,471)	(8,471)
Proceeds from issuances of long-term debt	—	13,115	13,115
Change in securities	2,422	(2,422)	—
Other changes	(5)	—	(5)
Net cash from/(used in) financing activities	2,061	(3,404)	(1,343)
Effect of changes in exchange rates	410	—	410
(Increase)/decrease in cash and cash equivalents included in asset held for sale	(66)	—	(66)
Increase/(decrease) in cash and cash equivalents	(9,569)	—	(9,569)
Net cash and cash equivalents at beginning of the period	43,669	—	43,669
Net cash and cash equivalents at end of the period	34,100	—	34,100

	Year ended December 31, 2023
(€ million)	As previously reported	Reclassifications	As reclassified
Net profit/(loss)	18,625	(18,625)	—
Profit/(loss) before taxes	—	22,418	22,418
Adjustments for non-cash items and other:
depreciation and amortization	7,549	—	7,549
(gains)/losses on disposals	(195)	—	(195)
change in deferred taxes	701	(701)	—
share of the profit/(loss) of equity method investees	(156)	(312)	(468)
other non-cash items	720	—	720
Change in provisions and employee benefits liabilities	2,460	—	2,460
Net change in receivables related to financial services activities	—	(3,586)	(3,586)
Change in carrying amount of leased vehicles	(1,747)	—	(1,747)
Dividends received	—	312	312
Income tax received/(paid), net	—	(2,649)	(2,649)
Changes in working capital	(5,472)	(1,388)	(6,860)
Net cash from/(used in) operating activities	22,485	(4,531)	17,954
Proceeds from disposal of shares in consolidated companies and of investments in non-consolidated companies	1,457	—	1,457
Acquisitions of consolidated subsidiaries and equity method investments	(3,885)	—	(3,885)
Proceeds from disposals of property, plant and equipment and intangible assets	533	—	533
Investments in property, plant and equipment and intangible assets	(10,193)	—	(10,193)
Change in amounts payable on property, plant and equipment and intangible assets	1,068	—	1,068
Changes in loans to joint ventures and associates	(3,834)	3,586	(248)
Change in securities	—	(2,754)	(2,754)
Other changes	(193)	—	(193)
Net cash from/(used in) investing activities	(15,047)	832	(14,215)
Distributions paid:		—	—
to Stellantis shareholders	(4,208)	—	(4,208)
to non-controlling shareholders of subsidiaries	—	—	—
Proceeds from issuance of shares	92	—	92
(Purchases)/sales of treasury shares	(2,434)	—	(2,434)
Changes in short-term debt and other financial assets and liabilities	328	945	1,273
Changes in long-term debt	(214)	214	—
Gross outflows in repayments of long-term debt	—	(4,382)	(4,382)
Proceeds from issuances of long-term debt	—	4,168	4,168
Change in securities	(2,754)	2,754	—
Other changes	(10)	—	(10)
Net cash from/(used in) financing activities	(9,200)	3,699	(5,501)
Effect of changes in exchange rates	(836)	—	(836)
(Increase)/decrease in cash and cash equivalents included in asset held for sale	(166)	—	(166)
Increase/(decrease) in cash and cash equivalents	(2,764)	—	(2,764)
Net cash and cash equivalents at beginning of the period	46,433	—	46,433
Net cash and cash equivalents at end of the period	43,669	—	43,669
Material accounting policies
Basis of consolidation
Subsidiaries
Subsidiaries are entities over which the Company has control. Control is achieved when the Company (i) has power over the investee; (ii) is exposed to, or has rights to, variable returns from its involvement with the investee and (iii) has the ability to use its power over the investee to affect the amount of the investor’s returns.
Subsidiaries are consolidated on a line-by-line basis from the date which control is achieved by the Company.
The Company reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control listed above.
The Company recognizes a non-controlling interest in the acquiree on a transaction-by-transaction basis, either at fair value or at the non-controlling interest’s share of the recognized amounts of the acquiree’s identifiable net assets. Net profit or loss and each component of Other comprehensive income/(loss) are attributed to Equity attributable to owners of the parent and to Non-controlling interests. Total comprehensive income/(loss) of subsidiaries is attributed to Equity attributable to the owners of the parent and to the non-controlling interest even if this results in a deficit balance in Non-controlling interests.
Changes in the Company’s ownership interests in a subsidiary that do not result in the Company losing control over the subsidiary are accounted for as equity transactions. The carrying amounts of Equity attributable to owners of the parent and Non-controlling interests are adjusted to reflect the changes in their relative interests in the subsidiary. Any difference between the carrying amount of the non-controlling interests and the fair value of the consideration paid or received in the transaction is recognized directly in Equity attributable to the owners of the parent.
Subsidiaries are deconsolidated from the date on which control ceases. When the Company ceases to have control over a subsidiary, it derecognizes the assets (including any goodwill) and liabilities of the subsidiary at their carrying amounts, derecognizes the carrying amount of non-controlling interests in the former subsidiary, if any, and recognizes the fair value of any consideration received from the transaction. Any gain or loss is recognized in the Consolidated Income Statement. Any retained interest in the former subsidiary is then remeasured to its fair value.
All intra-group balances and transactions, and any unrealized gains and losses arising from intra-group transactions, are eliminated in preparing the Consolidated Financial Statements.
Interests in Joint Ventures and Associates
A joint venture is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the arrangement. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require the unanimous consent of the parties sharing the control.
An associate is an entity over which the Company has significant influence. Significant influence is where the
Company has the power to participate in the financial and operating policy decisions of the investee but does not have control or joint control over those policies.
Joint ventures and associates are accounted for using the equity method of accounting from the date joint control or significant influence is obtained. On acquisition, any excess of the investment over the share of the net fair value of the investee's identifiable assets and liabilities is recognized as goodwill and is included in the carrying amount of the investment. Any excess of the Company’s share of the net fair value of the investee’s identifiable assets and liabilities over the cost of the investment is included as income in the determination of the
Company’s share of the investee’s profit/(loss) in the acquisition period.
Under the equity method, investments are initially recognized at cost and adjusted thereafter to recognize the
Company’s share of the profit/(loss) and other comprehensive income/(loss) of the investee. The Company’s share of the investee’s profit/(loss) is recognized in the Consolidated Income Statement. Distributions received from an investee reduce the carrying amount of the investment. Post-acquisition movements in Other comprehensive income/(loss) are recognized in Other comprehensive income/(loss) with a corresponding adjustment to the carrying amount of the investment.
Unrealized gains arising on transactions between the Company and its joint ventures and associates are eliminated to the extent of the Company’s interest in the joint venture or associate. Unrealized losses are also eliminated unless the transaction provided evidence of an impairment of the asset transferred.
When the Company’s share of the losses of a joint venture or associate exceeds its interest in that joint venture or associate, the Company discontinues recognizing its share of further losses. Additional losses are provided for and a liability is recognized only to the extent that the Company has incurred legal or constructive obligations or made payments on behalf of the joint venture or associate. The Company tests the carrying value of a joint venture or associate for impairment when indicators of impairment are identified.
The Company discontinues the use of the equity method from the date the investment ceases to be an associate or a joint venture, or when it is classified as held for sale.
Interests in Joint Operations
A joint operation is a type of joint arrangement whereby the parties that have joint control have rights to the assets and obligations for the liabilities relating to the arrangement. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require the unanimous consent of the parties sharing control.
The Company recognizes its related interest in the joint operation including: (i) its assets, including its share of any assets held jointly, (ii) its liabilities, including its share of any liabilities incurred jointly, (iii) its revenue from the sale of its share of the output arising from the joint operation, (iv) its share of the revenue from the sale of the output by the joint operation and (v) its expenses, including its share of any expenses incurred jointly.
Assets held for sale, Assets held for distribution and Discontinued Operations
Pursuant to IFRS 5 - Non-current Assets Held for Sale and Discontinued Operations, non-current assets and disposal groups are classified as held for sale if their carrying amount will be recovered principally through a sale transaction rather than through continuing use. This condition is regarded as met only when the asset or disposal group is available for immediate sale in its present condition, subject only to terms that are usual and customary for sales of such an asset or disposal group, and the sale is highly probable, with the sale expected to be completed within one year from the date of classification.
Non-current assets and disposal groups classified as held for sale are measured at the lower of their carrying amount and fair value less costs to sell and are presented separately in the Consolidated Statement of Financial
Position. Non-current assets and disposal groups are not classified as held for sale within the comparative period presented for the Consolidated Statement of Financial Position.
A discontinued operation is a component of the Company that either has been disposed of or is classified as held for sale and (i) represents either a separate major line of business or a geographical area of operations, (ii)
is part of a single coordinated plan to dispose of a separate major line of business or geographical area of operations, or (iii) is a subsidiary acquired exclusively with a view to resell and the disposal will result in the loss of control.
Classification as a discontinued operation occurs upon disposal or, if earlier, when the asset or disposal group meets the criteria to be classified as held for sale. When the asset or disposal group is classified as a discontinued operation, the comparative information is reclassified within the Consolidated Income Statement and the Consolidated Statement of Cash Flows as if the asset or disposal group had been discontinued from the start of the earliest comparative period presented. In addition, when an asset or disposal group is classified as held for sale, depreciation and amortization cease.
For the years ended December 31, 2025, 2024 and 2023 the Company did not have any discontinued
operations.
The classification, presentation and measurement requirements of IFRS 5 - Non-current Assets Held for Sale and
Discontinued Operations outlined above also apply to an asset or disposal group that is classified as held for distribution to owners, whereby there must be commitment to the distribution, the asset or disposal group must be available for immediate distribution and the distribution must be highly probable.
Foreign currency
The functional currency of the Company’s entities is the currency used in their respective primary economic environments. In individual companies, transactions in foreign currencies are recorded at the exchange rate prevailing at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are translated at the exchange rate prevailing at the date of the Consolidated Statement of Financial Position.
Exchange differences arising on the settlement of monetary items or on reporting monetary items at rates different from those initially recorded, are recognized in the Consolidated Income Statement.
All assets and liabilities of foreign consolidated companies with a functional currency other than the Euro are translated using the closing rates as at the date of the Consolidated Statement of Financial Position. Income and
expenses are translated into Euro on a monthly basis at the average exchange rate for each month. Translation differences arising from the application of this method are classified within Other comprehensive income/(loss)
until the disposal of the subsidiary.
Average exchange rates for the period are used in preparing the Consolidated Statement of Cash Flows to translate the cash flows of foreign subsidiaries.
The principal exchange rates used to translate other currencies into Euro were as follows:

	2025		2024		2023
	Average	At December 31	Average	At December 31	Average	At December 31
U.S. Dollar (USD)	1.130	1.175	1.082	1.039	1.081	1.105
Canadian Dollar (CAD)	1.578	1.609	1.482	1.495	1.460	1.464
Mexican Peso (MXN)	21.675	21.118	19.806	21.550	19.193	18.723
Pound Sterling (GBP)	0.857	0.873	0.847	0.829	0.870	0.869
Polish Zloty (PLN)	4.241	4.227	4.306	4.273	4.544	4.348
Swiss Franc (CHF)	0.937	0.931	0.953	0.941	0.972	0.926
Turkish Lira (TRY)(1)	n.a.	50.331	n.a.	36.769	n.a.	32.603
Brazilian Real (BRL)	6.309	6.469	5.828	6.435	5.401	5.350
Argentine Peso (ARS)(2)	n.a.	1707.560	n.a.	1071.106	n.a.	893.404
Chinese Renminbi (CNY)	8.116	8.226	7.786	7.583	7.657	7.851
Japanese Yen (JPY)	168.976	184.090	163.844	163.060	151.854	156.330
n.a. = not applicable
(1) From April 1, 2022, Türkiye’s economy was considered to be hyperinflationary. Transactions after January 1, 2022 for entities with the
Turkish Lira as the functional currency were translated using the spot rate at the end of the period. The price indices used are published by the Turkish Statistical Institute
(2) From July 1, 2018, Argentina’s economy was considered to be hyperinflationary. Transactions after July 1, 2018 for entities with the
Argentine Peso as the functional currency were translated using the spot rate at the end of the period. The price indices used are published by the Insituto Nacional de Estadistica y Censos de la Republica Argentina
Intangible assets
Goodwill
Goodwill represents the excess of the fair value of consideration paid in a business combination over the fair value of net tangible and identifiable intangible assets acquired. Goodwill is not amortized but is tested for impairment annually or more frequently if events or changes in circumstances indicated that it might be impaired. After initial recognition, goodwill is measured at cost less any accumulated impairment losses.
Intangible assets with indefinite useful lives
Intangible assets with indefinite useful lives consist principally of brands which have no legal, contractual, competitive, economic or other factors that limit their useful lives. Intangible assets with indefinite useful lives are not amortized but are tested for impairment annually, or more frequently if events or changes in circumstances indicated that the asset may be impaired.
Development expenditures
Development expenditures for vehicle production and related components, engines and production systems are recognized as an asset if all of the following conditions within IAS 38 – Intangible assets are met: (i) development expenditures can be measured reliably, (ii) technical feasibility of the product, projected volumes and pricing support the view that the development expenditure will generate future economic benefits and (iii) the intention to complete the intangible asset as well as the availability of adequate technical, financial and other resources for this purpose. Capitalized development expenditures include all costs that are directly attributed to the development process. All other development expenditures are expensed as incurred.
Capitalized development expenditures are amortized on a straight-line basis from when the related asset is available for use, generally from the beginning of production, over the expected life cycle of the models
(generally 5-9 years) or propulsion systems (generally 10-12 years) developed.
The useful lives of capitalized development expenditures are reviewed at least annually, or more frequently if facts and circumstances indicate that there could be a change from the previous assessment. Changes in useful lives are accounted for as a change in accounting estimate prospectively from the date of change. The useful life assessment considers any updates to the Company’s product development strategy (including any climate-
related changes in assumptions), reflecting the Company’s most recently approved plans (including the MTP), which would also reflect any regulatory developments (for example the phasing out of certain technologies).
Refer to the section “Climate change” for additional information.
Other internally developed or purchased intangible assets, excluding development expenditures
The portion of development expenditures relating to software for internal use that corresponds to directly attributable internal or external costs necessary to create the software or improve its performance is recognized as an intangible asset when it is probable that these costs will generate future economic benefits. Other software acquisition and development-costs are expensed as incurred.
Other intangible assets are amortized on a straight-line basis over their estimated useful lives.
Property, plant and equipment
Cost
Property, plant and equipment is initially recognized at cost and includes the purchase price, any costs directly attributable to bringing the assets to the location and condition necessary to be capable of operating in the manner intended by management and any initial estimate of the costs of dismantling and removing the asset and restoring the site on which it is located. Self-constructed assets are initially recognized at production cost.
Subsequent expenditures and the cost of replacing parts of an asset are capitalized only if they increase the future economic benefits embodied in that asset. All other expenditures are expensed as incurred. When such replacement costs are capitalized, the carrying amount of the parts that are replaced is expensed to the
Consolidated Income Statement.
Depreciation
During the years ended December 31, 2025, 2024 and 2023, assets were depreciated on a straight-line basis over their estimated useful lives as follows:

Years
Buildings	33 - 40
Plant, machinery and equipment	2 - 25
Other assets - Assets subject to operating leases	1 - 3
Other assets - Other assets	2 - 34
The useful life of property, plant and equipment is reviewed at least annually, or more frequently if facts and circumstances indicate that there could be a change from the previous assessment. Changes in useful lives are accounted for as a change in accounting estimate prospectively from the date of change. The useful life assessment considers any updates to the Company’s product development strategy (including any climate-
related changes in assumptions), reflecting the Company’s most recently approved plans (including the MTP), which would also reflect any regulatory developments (for example the phasing out of certain technologies).
Refer to the section “Climate change” for additional information.
Borrowing Costs
Borrowing costs that are directly attributable to the acquisition, construction or production of property, plant or equipment or an intangible asset that is deemed to be a qualifying asset as defined in IAS 23 - Borrowing Costs are capitalized. Only assets with a construction period of 12 months or longer are considered. The amount of borrowing costs eligible for capitalization corresponds to the actual borrowing costs incurred during the period, less any investment income on the temporary investment of any borrowed funds not yet used. The amount of borrowing costs capitalized in the years ended December 31, 2025 and 2024 was €317 million and €324 million, respectively.
Leases
As a Lessee
At the inception of a contract, the Company assesses whether the contract has, or contains, a lease. A contract has, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.
At inception or on reassessment of a contract that contains a lease component, the Company allocates the consideration in the contract to each lease component on the basis of their relative stand-alone prices.
Right-of-use asset
The Company recognizes a right-of-use asset and a lease liability at the lease commencement date. The right-
of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or restore the underlying asset or the site on which it is located if required by the lease, less any lease incentives received.
The right-of-use asset is subsequently depreciated using the straight-line method from the commencement date to the earlier of the end of the useful life of the right-of-use asset or the end of the lease term. The estimated useful life of the right-of-use asset is determined based on the nature of the asset, taking into consideration the lease term. In addition, the right-of-use asset is periodically reduced by impairment losses, if any, and adjusted for certain corresponding remeasurements of the lease liability.
Lease liability
The lease liability is initially measured at the present value of the lease payments that have not been paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company's incremental borrowing rate. The incremental borrowing rate is determined considering macro-economic factors such as the risk free rate based on the relevant currency and term, as well as the Company specific factors contributing to the Company’s credit spread, including the impact of security.
The Company primarily uses the incremental borrowing rate as the discount rate for its lease liabilities.
Lease payments used to measure the lease liability include the following, if appropriate:
•fixed payments, including in-substance fixed payments;
•variable lease payments that depend on an index or a rate, initially measured using the index or rate applicable as at the commencement date;
•amounts expected to be payable under a residual value guarantee;
•if reasonably certain to exercise, the exercise price under a purchase option, or lease payments in an optional renewal period; and
•penalties for early termination of a lease unless the Company was reasonably certain not to terminate early.
The lease liability is subsequently measured at amortized cost using the effective interest method. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, if there is a change in the Company's estimate of the amount expected to be payable under a residual value guarantee, or if the Company changes its assessment of whether it would exercise a purchase, extension or termination option. When the lease liability is remeasured in this way, a corresponding adjustment is made to the carrying amount of the right-of-use asset, or is recorded in profit or loss if the carrying amount of the right-of-use asset has been reduced to zero.
The Company presents right-of-use assets that do not meet the definition of investment property in Property, plant and equipment and lease liabilities in Long-term debt and Short-term debt and current portion of long-term debt in the Consolidated Statement of Financial Position.
The Company elects to not recognize right-of-use assets and lease liabilities for short-term leases and low-value leases for all classes of leased assets. The Company recognizes the lease payments associated with these leases as an expense on a straight-line basis over the lease term.
As a Lessor
When the Company acts as a lessor, it determines at lease inception whether each lease is a finance lease or an operating lease.
To classify each lease, the Company makes an overall assessment of whether the lease transfers substantially all the risks and rewards incidental to ownership of the underlying asset. If the risks and rewards are substantially transferred, then the lease is a finance lease; if not, then it is an operating lease. As part of this assessment, the Company considers certain indicators such as whether the lease is for the major part of the economic life of the asset.
Impairment of long-lived assets
Semi-annually, or when facts or circumstances indicate otherwise, the Company assesses whether there is any indication that its finite-lived intangible assets (including capitalized development expenditures) and its property, plant and equipment may be impaired.
If indicators of impairment are present, an impairment test is performed, comparing the carrying amount of the asset to its recoverable amount, which is the higher of its fair value less costs of disposal and its value in use. In the event that the carrying amount is in excess of the recoverable amount, an impairment is recorded to reduce the value of the asset to its recoverable amount. The recoverable amount is determined for the individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets, in which case the asset is tested as part of the cash-generating unit (“CGU”) to which the asset belongs. A CGU is the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or groups of assets. In assessing the value in use of an asset or CGU, the estimated future cash flows are discounted to their present value using a discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or CGU.
When an impairment loss for assets, other than goodwill, no longer exists or has decreased, the carrying amount of the asset or CGU is increased to the revised estimate of its recoverable amount but not in excess of the carrying amount that would have been recorded had no impairment loss been recognized.
Impairment losses, along with any required reversal of a previously recorded impairment loss, are recognized in the Consolidated Income Statement. Refer to the section “Critical judgments and use of estimates” below for additional information.
Financial assets and liabilities
Financial assets primarily includes trade receivables, receivables from financing activities, investments in other companies, derivative financial instruments, cash and cash equivalents, and other financial securities that do not satisfy the requirements for being classified as cash equivalents.
Financial liabilities primarily consists of debt, derivative financial instruments, trade payables and other liabilities.
Receivables from dealer financing activities are typically generated by shipments of vehicles and are generally managed under dealer network financing programs as a component of the portfolio of the Company's financial services companies. These receivables accrue interest, except in most cases during an initial, limited period when they are non-interest bearing. This non-interest bearing period does not apply to U.S. receivables. The contractual terms governing the relationships with the dealer networks vary according to market and payment terms, which generally range from one to 21 months.
In addition, the Company generates receivables from financing activities related to installment sales contracts and loans as a component of the portfolio of the Company’s financial services companies, originated through its automobile dealer relationships and directly with consumers. The Company primarily used warehouse credit facilities with financial institutions and asset-backed facilities to fund its origination activities. When sufficient volume is originated, the Company will complete an on-balance sheet securitization and issue term notes, thereby freeing up capacity in the warehouse credit facilities.
In our securitizations, we transfer receivables from financing activities to securitization trusts (“Trusts”), which issue one or more classes of asset-backed securities. These asset-backed securities are then sold to investors.
These Trusts are included in our consolidated financial statements, but they are separate legal entities. The assets held by these Trusts are legally owned by the Trusts and are not available to the Company’s creditors or creditors of our other Trusts. When the securitized assets are transferred to a Trust, we make certain representations and warranties regarding the securitized assets. These representations and warranties relate to specific aspects of the securitized assets, such as origination, obligors, accuracy, and security interest, but not the underlying performance of the securitized asset. If a breach were to occur related to one or more of these representations that materially affects the noteholders’ interest, we would be obligated to repurchase the securitized assets.
The transfers of assets in the Company’s securitization transactions do not qualify for derecognition. The
Company accounts for all securitization transactions as if they were secured financing and therefore the assets, liabilities, and related activity of these transactions are consolidated in the Company’s financial statements. As the securitized receivables amortize, finance charge collections are passed through to the investors at a specified rate for the life of the securitization and an interest in collections exceeding the specified rate is retained by the Company. The majority of these securitization transactions are within Stellantis Financial Services
US Corp (“SFS U.S.”).
The Company classifies financial liabilities that arise from supplier finance arrangements within Trade payables in the Consolidated Statement of Financial Position if they have a similar nature and function to trade payables.
This is the case if the supplier finance arrangement is part of the working capital used in the Company’s normal operating cycle and the terms of the liabilities that are part of the supply chain finance arrangement are not substantially different from the terms of trade payables that are not part of the arrangement. Cash flows related to liabilities arising from supplier finance arrangements that are classified in Trade payables in the Consolidated
Statement of Financial Position are included in operating activities in the Consolidated Statement of Cash Flows.
Classification and measurement
The classification of a financial asset is dependent on the Company’s business model for managing such financial assets and their contractual cash flows. The Company considers whether the contractual cash flows represent solely payments of principal and interest that are consistent with a basic lending arrangement. Where the contractual terms introduce exposure to risk or volatility that are inconsistent with a basic lending arrangement, the related financial assets are classified and measured at fair value through profit or loss (“FVPL”).

Financial asset cash flow business model	Initial measurement(1)	Measurement category(3)
Solely to collect the contractual cash flows (Held to Collect)	Fair Value including transaction costs	Amortized Cost(2)
Collect both the contractual cash flows and generate cash flows arising from the sale of assets (Held to Collect and Sell)	Fair Value including transaction costs	Fair value through other comprehensive income (“FVOCI”)
Generate cash flows primarily from the sale of assets (Held to Sell)	Fair Value	FVPL
(1) Trade receivables without a significant financing component, as defined by IFRS 15 - Revenue from contracts with customers, are initially measured at the transaction price
(2) Receivables with maturities of over one year, which bear no interest or have an interest rate significantly lower than market rates are discounted using market rates
(3) On initial recognition, the Company could irrevocably designate a financial asset at FVPL that otherwise met the requirements to be measured at amortized cost or at FVOCI if doing so eliminates or significantly reduces an accounting mismatch that would otherwise arise
Factors considered by the Company in determining the business model for a group of financial assets include:
•past experience on how the cash flows for these assets were collected;
•the frequency, volume and timing of sales of financial assets in prior periods, the reasons for such sales and future sales activity expectations;
•how the asset’s performance is evaluated and reported to key management personnel; and
•how risks are assessed and managed and how management is compensated.
Financial assets are not reclassified subsequent to their initial recognition unless the Company changes its business model for managing financial assets, in which case all affected financial assets are reclassified on the first day of the first reporting period following the change in the business model.
Cash and cash equivalents include cash at banks, units in money market funds and other money market securities, commercial paper and certificate of deposits that are readily convertible into cash, with original maturities of three months or less at the date of purchase. Cash and cash equivalents are subject to an insignificant risk of changes in value and consist of balances across various primary national and international banks and of money market instruments. Money market funds consist of investments in high quality, short-term, diversified financial instruments that can generally be liquidated on demand and are measured at FVPL. Cash at banks and Other cash equivalents are measured at amortized cost.
Investments in other companies are measured at fair value. Equity investments for which there is no quoted market price in an active market and there is insufficient financial information in order to determine fair value may be measured at cost as an estimate of fair value, as permitted by IFRS 9 - Financial Instruments (“IFRS 9”). The
Company may irrevocably elect to present subsequent changes in the investment’s fair value in Other comprehensive income (“OCI”) upon the initial recognition of an equity investment that is not held to sell. This election is made on an investment-by-investment basis. Generally, any dividends from these investments are recognized in Net financial expenses/(income) when the Company’s right to receive payment is established.
Other net gains and losses are recognized in OCI and will not be reclassified to the Consolidated Income
Statement in subsequent periods. Impairment losses (and the reversal of impairment losses) on equity investments measured at FVOCI are not reported separately from other changes in fair value in OCI.
Impairment of financial assets
The Company’s credit risk differs in relation to the type of activity. In particular, receivables from financing activities, such as dealer and retail financing that are carried out through the Company’s financial services companies, are exposed both to the direct risk of default and the deterioration of the creditworthiness of the counterparty, whereas trade receivables arising from the sale of vehicles and spare parts, are mostly exposed to the direct risk of counterparty default. These risks are mitigated by different kinds of security received and the fact that collection exposure is spread across a large number of counterparties.
The IFRS 9 impairment requirements are based on a forward-looking expected credit loss (“ECL”) model. ECL is a probability-weighted estimate of the present value of cash shortfalls.
The calculation of the amount of ECL is based on the risk of default by the counterparty, which is determined by taking into account the information available at the end of each reporting period as to the counterparty’s solvency, the fair value of any guarantees and the Company’s historical experience. The Company considers a financial asset to be in default when: (i) the borrower is unlikely to pay its obligations in full and without consideration of compensating guarantees or collateral (if any exist); or (ii) the financial asset is more than 90 days past due.
The Company applies two impairment models for financial assets as set out in IFRS 9: the simplified approach and the general approach. The table below indicates the impairment model used for each of the Company’s financial asset categories. Impairment losses on financial assets are recognized in the Consolidated Income
Statement within the corresponding line items, based on the classification of the counterparty.

Financial asset	IFRS 9 impairment model
Trade receivables	Simplified approach
Receivables from financing activities	General approach
Other receivables	General approach
In order to test for impairment, individually significant receivables and receivables for which collectability is at risk are assessed individually, while all other receivables are grouped into homogeneous risk categories based on shared risk characteristics such as instrument type, industry or geographical location of the counterparty.
The simplified approach for determining the lifetime ECL allowance is performed in two steps:
•All trade receivables that are in default, as defined above, are individually assessed for impairment; and
•A general reserve is recognized for all other trade receivables (including those not past due) based on historical loss rates.
The Company applies the general approach as determined by IFRS 9 by assessing at each reporting date whether there has been a significant increase in credit risk on the financial instrument since initial recognition.
The Company considers receivables to have experienced a significant increase in credit risk when certain quantitative or qualitative indicators have been met or the borrower was more than 30 days past due on its contractual payments.
The “three-stages” for determining and measuring the impairment based on changes in credit quality since initial recognition are summarized below:

Stage	Description	Time period for measurement of ECL
Stage 1	A financial instrument that is not credit-impaired on initial recognition	12-month ECL
Stage 2	A financial instrument with a significant increase in credit risk since initial recognition	Lifetime ECL
Stage 3	A financial instrument that is credit-impaired or has defaulted	Lifetime ECL
Considering forward-looking economic information, ECL is determined by projecting the probability of default, exposure at default and loss given default for each future contractual period and for each individual exposure or collective portfolio. The discount rate used in the ECL calculation is the stated effective interest rate or an approximation thereof. Each reporting period, the assumptions underlying the ECL calculation are reviewed and updated as necessary. Since adoption, there have been no significant changes in estimation techniques or significant assumptions that led to material changes in the ECL allowance.
The gross carrying amount of a financial asset is written-off to the extent that there is no realistic prospect of recovery. This is generally the case when the Company determined that a debtor does not have assets or sources of income that could generate sufficient cash flows to repay the amounts subject to the write-off.
However, financial assets that are written off could still be subject to enforcement activities.
Derivative financial instruments
Derivative financial instruments are used for economic hedging purposes in order to reduce currency, interest rate and market price risks (primarily related to commodities). In accordance with IFRS 9, derivative financial instruments are recognized when we become a party to the contractual provisions of the instrument and, upon initial recognition, are measured at fair value. Subsequent to initial recognition, all derivative financial instruments are measured at fair value. Furthermore, derivative financial instruments qualify for hedge accounting when (i)
there is formal designation and documentation of the hedging relationship and the Company’s risk management objective and strategy for undertaking the hedge at inception of the hedge and (ii) the hedge is expected to be effective. If the hedging relationship ceases to meet the hedge effectiveness requirement relating to the hedge ratio but the risk management objective for that designated hedging relationship remains the same, this ratio must then be rebalanced. Rebalancing consists in adjusting either the designated quantities of the hedged item or the hedging instrument of an already existing hedging relationship.
When derivative financial instruments qualify for hedge accounting, the following accounting treatments apply:
•Fair value hedges - where a derivative financial instrument is designated as a hedge of the exposure to changes in fair value of a recognized asset or liability attributable to a particular risk that could affect the
Consolidated Income Statement, the gain or loss from remeasuring the hedging instrument at fair value is recognized in the Consolidated Income Statement. The gain or loss on the hedged item attributable to the hedged risk adjusts the carrying amount of the hedged item and is recognized in the Consolidated Income
Statement.
•Cash flow hedges - where a derivative financial instrument is designated as a hedge of the exposure to variability in future cash flows of a recognized asset or liability or a highly probable forecasted transaction and could affect the Consolidated Income Statement, the effective portion of any gain or loss on the derivative financial instrument is recognized directly in Other comprehensive income/(loss). When the hedged forecasted transaction results in the recognition of a non-financial asset, the gains and losses previously deferred in Other comprehensive income/(loss) are reclassified and included in the initial measurement of the cost of the non-
financial asset. The effective portion of any gain or loss is recognized in the Consolidated Income Statement at the same time as the economic effect arising from the hedged item that affects the Consolidated Income
Statement. The gain or loss associated with a hedge or part of a hedge that has become ineffective is recognized in the Consolidated Income Statement immediately.
When a hedging instrument or hedge relationship is terminated but the hedged transaction is still expected to occur, the cumulative gain or loss realized to the point of termination remains and is recognized in the
Consolidated Income Statement at the same time as the underlying transaction occurred. If the hedged transaction is no longer probable, the cumulative unrealized gain or loss held in Other comprehensive income/
(loss) is recognized in the Consolidated Income Statement immediately.
•Hedges of a net investment - if a derivative financial instrument is designated as a hedging instrument for a net investment in a foreign operation, the effective portion of the gain or loss on the derivative financial instrument is recognized in Other comprehensive income/(loss). The cumulative gain or loss is reclassified from Other comprehensive income/(loss) to the Consolidated Income Statement upon disposal of the foreign operation.
Hedge effectiveness is determined at the inception of the hedge relationship and through periodic prospective effectiveness assessments to ensure the hedge relationships meet the effectiveness requirements (including the existence of an economic relationship between the hedged item and hedging instrument). The Company enters into hedge relationships where the critical terms of the hedging instrument match closely or exactly with the terms of the hedged item, and so a qualitative assessment of effectiveness is performed. In the event there was a hedge relationship where the critical terms of the hedged item do not match closely or perfectly with the critical terms of the hedging instrument, the Company would perform a quantitative assessment to assess effectiveness.
Ineffectiveness is measured by comparing the cumulative changes in fair value of the hedging instrument and cumulative change in fair value of the hedged item arising from the designated risk. The primary potential sources of hedge ineffectiveness are mismatches in timing or the critical terms of the hedged item and the hedging instrument.
The hedge ratio is the relationship between the quantity of the derivative and the hedged item. The Company’s derivatives have the same underlying quantity as the hedged items, therefore the hedge ratio is expected to be one for one.
If hedge accounting cannot be applied, the gains or losses from the fair value measurement of derivative financial instruments are recognized immediately in the Consolidated Income Statement.
Refer to Note 17, Derivative financial and operating assets and liabilities, for additional information on fair value measurements.
Transfers of financial assets
The Company derecognizes financial assets when the contractual rights to the cash flows arising from the asset are no longer held or if it transfers substantially all the risks and rewards of ownership of the financial asset. On derecognition of financial assets, the difference between the carrying amount of the asset and the consideration received or receivable for the transfer of the asset is recognized in the Consolidated Income Statement.
The Company transfers certain of its financial, trade and tax receivables, mainly through factoring transactions.
Factoring transactions may be either with recourse or without recourse. Certain transfers include deferred payment clauses requiring first loss cover (for example, when the payment by the factor of a minor part of the purchase price is dependent on the total amount collected from the receivables), whereby the transferor has priority participation in the losses, or requires a significant exposure to the variability of cash flows arising from the transferred receivables to be retained. These types of transactions do not meet the requirements of IFRS 9 for the derecognition of the assets since the risks and rewards connected with ownership of the financial asset are not substantially transferred, and accordingly the Company continues to recognize these receivables within the Consolidated Statement of Financial Position and recognizes a financial liability for the same amount under
Asset-backed financing, which is included within Debt. These types of receivables are classified as held-to-
collect, since the business model is consistent with the Company’s continuing recognition of the receivables.
Inventories
Raw materials, semi-finished products and finished goods inventories are stated at the lower of cost and net realizable value, with cost being determined on a first-in, first-out basis. The measurement of Inventories includes the direct cost of materials and labor as well as indirect costs (variable and fixed). A provision is made for obsolete and slow-moving raw materials, finished goods, spare parts and other supplies based on their expected future use and realizable value. Net realizable value is the estimated selling price in the ordinary course of business, less the estimated costs of completion and the estimated costs for sale and distribution.
The measurement of production systems construction contracts is based on the stage of completion, which is determined as the proportion of cost incurred at the balance sheet date over the estimated total contract cost.
These items are presented net of progress billings received from customers. Any losses on such contracts are recorded in the Consolidated Income Statement in the period in which they are identified.
Employee benefits
Defined contribution plans
Costs arising from defined contribution plans are expensed as incurred.
Defined benefit plans
The Company’s net obligations are determined separately for each defined benefit plan by estimating the present value of future benefits that employees have earned and deducting the fair value of any plan assets. The present value of defined benefit obligations is measured using actuarial techniques and actuarial assumptions that are unbiased, mutually compatible and attribute benefits to periods in which the obligation to provide post-
employment benefits arise by using the Projected Unit Credit Method. Plan assets are recognized and measured at fair value.
The components of defined benefit cost are recognized as follows:
•Service cost is recognized in the Consolidated Income Statement by function and is presented within the relevant line items (Cost of revenues, Selling, general and other costs, and Research and development costs);
•Net interest expense on the defined benefit liability/(asset) is recognized in the Consolidated Income
Statement within Net financial expenses and is determined by multiplying the net liability/(asset) by the discount rate used to discount obligations taking into account the effect of contributions and benefit payments made during the year; and
•Remeasurement components of the net obligation, which comprise actuarial gains and losses, the return on plan assets (excluding interest income recognized in the Consolidated Income Statement) and any change in the effect of the asset ceiling are recognized immediately in Other comprehensive income/(loss). These remeasurement components are not reclassified to the Consolidated Income Statement in a subsequent period.
Past service costs arising from plan amendments and curtailments and gains and losses on the settlement of a plan are recognized immediately in the Consolidated Income Statement.
Other long-term employee benefits
The Company’s obligations represent the present value of future benefits that employees have earned in return for their service. The effects of remeasuring other long-term employee benefits to the present value of future benefits are recognized within the Consolidated Income Statement in the period in which they arise.
Share-based compensation
The Company has several compensation plans that provide for the granting of share-based compensation to certain employees and directors. Share-based compensation plans are accounted for in accordance with IFRS 2
-Share-based Payment, which requires the recognition of share-based compensation expense based on fair value.
For equity-settled transactions, the cost is determined by the fair value at the date when the grant is determined with reference to the grant-date share price and, where applicable, using a Monte Carlo simulation model. Refer to Note 19, Share-based compensation, for additional information.
Share-based compensation expense is recognized within Selling, general and other costs within the
Consolidated Income Statement, together with a corresponding increase in equity, over the period in which the service and, where applicable, the performance conditions are fulfilled (“vesting period”). The cumulative expense is recognized for equity-settled transactions at each reporting date using the graded vesting method and reflects the Company’s best estimate of the number of equity instruments that will ultimately vest. The expense, or credit, in the Consolidated Income Statement for a period represents the movement in cumulative expense recognized as at the beginning and end of that period.
Service and non-market performance conditions are not taken into account when determining the grant date fair value of awards, but the likelihood of the conditions being met is assessed as part of the Company’s best estimate of the number of equity instruments that will ultimately vest. Market performance conditions are reflected within the grant date fair value. Any other conditions attached to an award, but without an associated service requirement, are considered to be non-vesting conditions. Non-vesting conditions are reflected in the fair value of an award and lead to an immediate expensing of an award unless there were also service and/or performance conditions.
No expense is recognized for awards that do not ultimately vest because non-market performance and/or service conditions have not been met. Where awards included a market or non-vesting condition, the transactions are treated as vested irrespective of whether the market or non-vesting condition is satisfied, provided that all other performance and/or service conditions are satisfied.
When the terms of an equity-settled award are modified, the minimum expense recognized is the grant date fair value of the unmodified award, provided the original vesting terms of the award are met. Any incremental expense between the original grant and the modified grant, measured at the date of modification, is recognized over the modified vesting terms. Where an award is cancelled by the entity or by the counterparty, any unrecognized element of the fair value of the award is expensed immediately through the Consolidated Income
Statement.
For cash-settled transactions, a liability is recognized for the fair value measured initially and at each reporting date up to and including the settlement date. The fair value is expensed over the period until the vesting date, with recognition of a corresponding liability. The approach used to account for vesting conditions when measuring equity-settled transactions also applies to cash-settled transactions.
Revenue recognition
Revenue is recognized when control of the Company’s vehicles, services or parts has been transferred and the
Company’s performance obligations to its customers have been satisfied. Revenue is measured as the amount of consideration the Company expects to receive in exchange for transferring goods or providing services. The timing of when the Company transfers the goods or services to the customer could differ from the timing of the customer’s payment. The Company recognizes a contract liability when it invoices an amount to a customer prior to the transfer of the goods or services provided. When the Company gives its customers the right to return eligible goods, the Company estimates the expected returns based on an analysis of historical experiences.
Sales, value added and other taxes that the Company collects on behalf of others concurrently with revenue generating activities are excluded from revenue and are recognized within the Other liabilities and the Tax liabilities line items in the Consolidated Statement of Financial Position. Incidental items that are immaterial in the context of the contract are recognized as expense.
The Company also enters into contracts with multiple performance obligations. For these contracts, the
Company allocates revenue from the transaction price to the distinct goods and services in the contract on a relative standalone selling price basis. To the extent that the Company sells the good or service separately in the same market, the standalone selling price is the observable price at which the Company sold the good or service separately. For all other goods or services, the Company estimates the standalone selling price using a cost-plus-margin approach.
Shipments of vehicles and sales of other goods
The Company has determined that its customers from the sale of vehicles and service parts are generally dealers, distributors, fleet customers or retail customers. Transfer of control, and therefore revenue recognition, generally corresponds to the date when the vehicles or service parts are made available to the customer, or when the vehicles or service parts are released to the carrier responsible for transporting them to the customer.
This is also the point at which invoices are issued, with payment for vehicles typically due immediately and payment for service parts typically due in the following month. For component part sales, revenue recognition is consistent with that of service parts. In the case of service parts sold that are expected to be used for repairs under warranty, no revenue is recognized upon shipment or upon transfer to the customer. The Company also sells tooling, with control transferring at the point in time when the customer accepts the tooling.
The cost of incentives, if any, is estimated at the inception of a contract at the expected amount that will ultimately be paid and is recognized as a reduction to revenue at the time of the sale. If the estimate of the incentive changes following the sale to the customer, the change in estimate is recognized as an adjustment to revenue in the period of the change. Refer to the section Critical judgments and use of estimates - Sales incentives for additional information.
New vehicle sales with residual value guarantees provided by the Company are recognized as revenue when control of the vehicle transfers to the customer, except in situations where the Company issues a put option for which there is a significant economic incentive to exercise, as discussed below. Upon recognition of the vehicle revenue, the Company establishes a liability equal to the estimated amount of any residual value guarantee.
For the vehicle sales where the contract includes a put option whereby the customer may require the Company to repurchase the vehicles, the Company assesses whether a significant economic incentive exists for the customer to exercise its put option:
•If it is concluded that a significant economic incentive does not exist for the customer to exercise its put option, then revenue is recognized when control of the vehicle transferred to the customer and a liability is recognized equal to the estimated amount of the residual value guarantee if any; and
•If it is concluded that a significant economic incentive exists, the contract is accounted for as an operating lease similarly to a repurchase obligation, as described in Lease installments from assets sold with buy-back commitments and from operating leases.
Other services provided
Other revenues from services provided are primarily comprised of maintenance plans, extended warranties, and connectivity services, and are recognized over the contract period in proportion to the costs expected to be incurred based on the Company’s historical experience. These services are either included in the selling price of the vehicle or separately priced. Revenue for services is allocated based on the estimated stand-alone selling price. Costs associated with these services are deferred and are subsequently amortized to expense consistent with how the related revenue is recognized. The Company had €258 million of deferred costs related to these services at December 31, 2025 (€320 million at December 31, 2024) and recognized €121 million of amortization expense during the year ended December 31, 2025 (€106 million and €98 million during the year ended
December 31, 2024 and 2023, respectively).
Contract revenues
Revenue from construction contracts, which is comprised of industrial automation systems, included within
“Other activities”, is recognized as revenue over the contract period in proportion to the costs expected to be incurred based on the Company’s historical experience. A loss is recognized if the sum of the expected costs for services under the contract exceeds the transaction price. Until December 2024, Stellantis operated in the production systems sector under the Comau brand.
Lease installments from assets sold with buy-back commitments and from operating leases
Vehicle sales to customers can include a repurchase obligation, whereby the Company is required to repurchase the vehicles at a given point in time. The Company accounts for such sales as an operating lease.
Upon the transfer of vehicles to the customer, the Company records a liability equal to the proceeds received within Other liabilities in the Consolidated Statement of Financial Position. The difference between the proceeds received and the guaranteed repurchase amount is recognized as revenue over the contractual term on a straight-line basis. The cost of the vehicle is recorded within Assets sold with a buy-back commitment if the contract term is 12 months or less, and recorded in Property, plant and equipment if the contract term is greater than 12 months. The difference between the cost of the vehicle and the estimated net residual value is recognized within Cost of revenues in the Consolidated Income Statement over the contractual term.
The Company (primarily in North America through SFS U.S.) also offers vehicles under operating leases as a lessor to customers. The vehicles leased to customers under operating leases are recorded within Property, plant and equipment.
Third party estimates are utilized in conjunction with proprietary modelling to develop expected residual values for the vehicles accounted for as an operating lease. Changes in estimated residual value result in increases or decreases in depreciation expenses over the remaining term of the lease. Expected residual values are analyzed quarterly and depreciation rates are adjusted accordingly. Factors that influence the expected residual value are not limited to but include macro-economic factors such as fuel prices, industry supply and demand, manufacturer’s incentive programs, model changes or redesigns, regulatory developments, and recent wholesale market performance. The Company records gains and losses upon the disposal of a leased vehicle by comparing the net proceeds at disposition to the carrying value of the lease at disposal.
As the Company expects the proportion of assets sold with a buy-back commitment to increasingly comprise of
LEVs, estimating the residual values has become more complex. Residual values for LEVs are subject to greater uncertainty than for ICE vehicles, due to limited historical resale data and rapid technological developments, particularly in battery chemistry and driving range. These additional uncertainties are reflected in the Company’s residual value assumptions for LEVs which generally result in higher depreciation rates compared with ICE vehicles.
Interest income of financial services activities
Interest income, which is primarily generated from the Company by providing dealer and retail financing, is recognized using the effective interest method.
Cost of revenues
Cost of revenues comprises expenses incurred in the manufacturing and distribution of vehicles and parts.
Historically the most significant element is the cost of materials and components and the remaining costs included labor (consisting of direct and indirect wages), transportation costs, depreciation of property, plant and equipment and amortization of other intangible assets relating to production. In 2025, a strategic reassessment and business reset led by the new management team resulted in the Company recognizing significant charges during the year ended December 31, 2025. These charges primarily relate to impairments of vehicle platforms, product plan realignments and associated costs, costs related to resizing of the EV supply chain, and the discontinuation of the hydrogen fuel cell development program. Refer to Note 2, Basis of preparation - Strategic plan undergoing reassessment. In addition, expenses which are directly attributable to the consolidated financial services companies, including interest expense related to their financing as a whole and provisions for risks and write-downs of assets, are recorded within Cost of revenues (€2,060 million, €997 million and €563 million for the years ended December 31, 2025, 2024 and 2023, respectively). Cost of revenues also included
€358 million, €179 million and €82 million related to the decrease in value for assets sold with buy-back commitments for the years ended December 31, 2025, 2024 and 2023, respectively. In addition, estimated costs related to product warranty and recall campaigns are recorded within Cost of revenues (refer to the section
Critical judgments and use of estimates below for further information).
Government Grants
Government grants are recognized in the Consolidated Financial Statements when there is reasonable assurance of the Company's compliance with the conditions for receiving such grants and that the grants will be received. Government grants are recognized over the same periods as the related costs which they are intended to offset.
Government grants related to assets are recognized as a reduction in the cost of the corresponding assets.
Government grants related to income are generally recognized as a reduction of the expense they are intended to offset.
A below-market rate of interest loan provided by a government or governmental authority is treated as a government grant. The government grant is measured as the difference between the initial carrying amount of the loans (their fair values, including transaction costs) and the proceeds received.
Government grants of €2,634 million, €1,716 million, and €1,665 million were recognized in in 2025, 2024, and
2023, respectively in the Consolidated Income Statement and €220 million and €219 million were deducted from the carrying amount of the related assets in the Consolidated Statement of Financial Position in 2025 and 2024,
respectively. These are mainly related to tax credits for incentivizing investments in specific regions, supporting research and development activities and fostering job creation. In Brazil, certain tax benefits and government grants that have historically favorably impacted our results are scheduled to expire at the end of 2032.
Amounts reported in the Consolidated Income Statement are presented within the respective line item that best reflects the nature of the tax benefit or government grant and are primarily included in Net revenues and
Research and development costs, while Consolidated Statement of Financial Position amounts are reflected as deductions from the cost of the respective assets and recognized in Property, Plant and Equipment and
Intangible assets.
Taxes
Income taxes include all taxes which are based on the taxable profits of the Company. Current and deferred taxes are recognized as a benefit or expense and are included in the Consolidated Income Statement for the period, except for tax arising from (i) a transaction or event which is recognized, in the same or a different period, either in Other comprehensive income/(loss) or directly in Equity, or (ii) a business combination.
Deferred taxes are accounted for under the full liability method. Deferred tax liabilities are recognized for all taxable temporary differences between the carrying amounts of assets or liabilities and their tax base, except to the extent that the deferred tax liabilities arise from the initial recognition of goodwill or the initial recognition of an asset or liability in a transaction which is not a business combination and at the time of the transaction, affects neither accounting profit nor taxable profit. Deferred tax assets are recognized for all deductible temporary differences to the extent that it was probable that taxable profit will be available against which the deductible temporary differences can be utilized, unless the deferred tax assets arise from the initial recognition of an asset or liability in a transaction that is not a business combination and at the time of the transaction, affected neither accounting profit nor taxable profit.
Deferred tax assets and liabilities are measured at the substantively enacted tax rates in the respective jurisdictions in which the Company operates that are expected to apply to the period when the asset is realized or liability is settled.
The Company recognizes deferred tax liabilities associated with the existence of a subsidiary’s undistributed profits when it is probable that this temporary difference will reverse in the foreseeable future, except when it is able to control the timing of the reversal of the temporary difference. The Company recognizes deferred tax assets associated with the deductible temporary differences on investments in subsidiaries only to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available against which the temporary difference can be utilized.
Deferred tax assets relating to the carry-forward of unused tax losses and tax credits, as well as those arising from deductible temporary differences, are recognized to the extent that it is probable that future profits will be available against which they can be utilized. The Company monitors unrecognized deferred tax assets at each reporting date and recognizes a previously unrecognized deferred tax asset to the extent that it has become probable that future taxable profit will allow the deferred tax asset to be recovered. Refer to the section Critical judgments and use of estimates - Recoverability of deferred tax assets for additional information.
Current income taxes and deferred taxes are offset when they relate to the same taxation jurisdiction and there is a legally enforceable right of offset. Other taxes not based on income, such as property taxes and capital taxes, are included within Cost of revenue, Selling, general and other costs and Research and development costs.
Refer to Note 7, Tax expense/(benefit), for additional information on tax expense and deferred tax assets.
Fair Value Measurement
Fair value for measurement and disclosure purposes is determined as the consideration that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, regardless of whether that price is directly observable or estimated using a valuation technique. Fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:
•in the principal market for the asset or liability; or
•in the absence of a principal market, in the most advantageous market for the asset or liability.
The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their own economic best interest. A fair value measurement of a non-financial asset takes into account a market participant's ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use. In estimating fair value, the Company use market-observable data to the extent it is available. When market-observable data is not available, the Company use valuation techniques that maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
IFRS 13 - Fair Value Measurement establishes a hierarchy which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets and liabilities (Level 1 inputs) and the lowest priority to unobservable inputs (level 3 inputs). In some cases, the inputs used to measure the fair value of an asset or a liability might be categorized within different levels of the fair value hierarchy. In those cases, the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy at the lowest level input that is significant to the entire measurement.
Levels used in the hierarchy are as follows:
•Level 1 inputs include quoted prices (unadjusted) in active markets for identical assets and liabilities that the
Company can access at the measurement date. Level 1 primarily consists of financial instruments such as certain held to collect and sell and held to sell securities;
•Level 2 inputs include those which are directly or indirectly observable as of the measurement date. Level 2 instruments include commercial paper and non-exchange-traded derivatives such as over-the-counter currency and commodity forwards, swaps and option contracts, which are valued using models or other valuation methodologies. These models are primarily industry-standard models that consider various assumptions, including quoted forward prices for similar instruments in active markets, quoted prices for identical or similar inputs not in active markets, and observable inputs; and
•Level 3 inputs are unobservable from objective sources in the market and reflect management judgment about the assumptions market participants would use in pricing the instruments. Instruments in this category include non-exchange-traded derivatives such as certain over-the-counter commodity option and swap contracts that are complex or with non-standard clauses.
Refer to Note 25, Fair value measurement, for additional information on fair value measurements.
Critical judgments and use of estimates
The Consolidated Financial Statements are prepared in accordance with IFRS which requires the use of estimates, judgments and assumptions that affect the carrying amount of assets and liabilities, the disclosure of contingent assets and liabilities and the amounts of income and expenses recognized. The estimates and associated assumptions are based on management's best judgment of elements that were known when the financial statements are prepared, on historical experience and on any other factors that are considered to be relevant. The following items discussed in this section are topics which we consider to have sources of estimation uncertainties that may have a significant risk of resulting in a material adjustment to the carrying amount of assets and liabilities in the next 12 months.
Estimates and underlying assumptions are reviewed by the Company periodically and when circumstances require. Actual results could differ from the estimates, which would require adjustment accordingly. The effects of any changes in estimates are recognized in the Consolidated Income Statement in the period in which the adjustment is made, or in future periods.
Items requiring estimates for which there is a risk that a material difference could arise in the future in respect of the carrying amounts of assets and liabilities are discussed below.
Employee Benefits
The Company provides post-employment benefits for certain of its active employees and retirees, which vary according to the legal, fiscal and economic conditions of each country in which the Company operates and may change periodically. The plans are classified by the Company on the basis of the type of benefit provided as follows: pension benefits, health care and life insurance plans and other post-employment benefits.
The Company provides certain post-employment benefits, such as pension or health care benefits, to their employees under defined contribution plans whereby the Company pays contributions to public or private plans on a legally mandatory, contractual, or voluntary basis. The Company recognizes the cost for defined contribution plans as incurred and classifies this by function within Cost of revenues, Selling, general and other costs, and Research and development costs in the Consolidated Income Statement.
Pension plans
The Company sponsors defined benefit pension plans primarily in the U.S., Canada, the UK and Germany, the majority of which were funded. In the U.S. and Canada, pension plans cover certain hourly and salaried employees which provide benefits based on a fixed rate for each year of service. Additionally in the U.S. and
Canada, benefits are provided to certain salaried employees which provide benefits based on a fixed rate base and final average salary. Plans in the UK provide benefits based on final pensionable salary. The main plan in
Germany provides benefits based on contributions multiplied with predefined age factor.
The Company’s defined benefit pension plans are accounted for on an actuarial basis, which requires the use of estimates and assumptions to determine the net liability or net asset. The Company estimates the present value of the projected future payments to all participants by taking into consideration parameters of a financial nature such as discount rates, the rate of salary increases and the likelihood of potential future events estimated by using demographic assumptions, which may have an effect on the amount and timing of future payments, such as mortality, dismissal and retirement rates, which are developed to reflect actual and projected plan experience. Mortality rates are developed using Stellantis plan-specific populations where appropriate as well as recent mortality information published by recognized experts in this field such as the U.S. Society of Actuaries and the Canadian Institute of Actuaries and other data where appropriate to reflect actual and projected plan experience. Comparable country specific sources and methods are used for all other countries. The expected amount and timing of contributions are based on an assessment of minimum funding requirements. From time to time, contributions are made beyond those that are legally required.
When the net pension obligation is a potential asset, the recognized amount is limited to the present value of any economic benefits available in the form of future refunds or reductions in future contributions to the plan (asset ceiling). The economic benefit available to us from a reduction in future contributions is equal to the difference between the present value of the employer current service cost, including expenses and the present value of the projected employer minimum funding current service requirements.
Plan obligations and costs are based on existing retirement plan provisions. Assumptions regarding any potential future changes to benefit provisions beyond those to which the Company is presently committed are not made. Significant differences in actual experience or significant changes in the following key assumption may affect the pension obligations and pension expense:
•Discount rates. The Company’s discount rates are based on yields of high-quality (AA-rated) fixed income investments for which the timing, currency and amounts of maturities match the timing and amounts of the projected benefit payments.
The effects of actual results differing from assumptions and of amended assumptions are included in Other comprehensive income/(loss). The weighted average discount rates used to determine the defined benefit obligation for the defined benefit plans were 5.21 percent and 5.25 percent at December 31, 2025 and 2024, respectively.
At December 31, 2025, the effect on the defined benefit obligation of a decrease or increase in the discount rate, holding all other assumptions constant, is as follows:

(€ million)	Effect on pension benefit obligation increase/(decrease) in Net liability	Germany and France	UK	U.S. and Canada	Other
25 basis point decrease in discount rate	511	90	42	373	6
25 basis point increase in discount rate	(489)	(85)	(40)	(358)	(6)
Refer to Note 20, Employee benefits liabilities, for additional information on the Company’s pension plans.
Other post-employment benefits
The Company provides health care, legal, severance, indemnity life insurance benefits and other post-retirement benefits to certain hourly and salaried employees. Upon retirement, these employees may become eligible for a continuation of certain benefits. Benefits and eligibility rules may be modified periodically.
These other post-employment benefits (“OPEB”) are accounted for on an actuarial basis, which requires the selection of various assumptions. The estimation of the Company’s obligations, costs and liabilities associated with OPEB requires the use of estimates of the present value of the projected future payments to all participants, taking into consideration the likelihood of potential future events estimated by using demographic assumptions, which may have an effect on the amount and timing of future payments, such as mortality, dismissal and retirement rates, which are developed to reflect actual and projected plan experience, as well as legal requirements for retirement in respective countries. Mortality rates are developed using plan-specific populations, recent mortality information published by recognized experts in this field and other data where appropriate to reflect actual and projected plan experience.
Plan obligations and costs are based on existing plan provisions. Assumptions regarding any potential future changes to benefit provisions beyond those to which the Company are presently committed are not made.
Significant differences in actual experience or significant changes in the following key assumptions may affect the OPEB obligation and expense:
•Discount rates. Stellantis’ discount rates are based on yields of high-quality (AA-rated) fixed income investments for which the timing, currency and amounts of maturities matched the timing and amounts of the projected benefit payments.
•Health care cost trends. The Company’s health care cost trend assumptions are developed based on historical cost data, the near-term outlook and an assessment of likely long-term trends.
At December 31, 2025, the effect of a decrease or increase in the key assumptions affecting the health care and life insurance plans, holding all other assumptions constant, is shown below:

(€ million)	Effect on health care, life insurance and OPEB obligation
25 basis point decrease in discount rate	59
25 basis point increase in discount rate	(57)
100 basis point decrease in health care cost trend rate	(13)
100 basis point increase in health care cost trend rate	15
Refer to Note 20, Employee benefits liabilities, for additional information on the Company’s OPEB liabilities.
Recoverability of non-current assets with definite useful lives
Non-current assets with definite useful lives include property, plant and equipment, intangible assets and assets held for sale. Intangible assets with definite useful lives mainly consist of capitalized development expenditures primarily related to the North America and Enlarged Europe segments. The recoverability of non-current assets with definite useful lives is based on the estimated future cash flows, using the Company’s MTP of the CGUs to which the assets relate. The lowest level of asset groups that generate largely independent cash flows is the vehicle platform level, which is considered the CGU for impairment testing.
The MTP represents the Company’s most recent approved business plan, which reflects its production plan based on the latest interpretation of the changing geo-political and economic circumstances and is developed using the Company’s climate-related assumptions and targets. Refer to the section “Climate change” for additional information. As relevant circumstances change, the Company expects to adjust its product plans which may result in changes to the expected use of certain of the Company’s vehicle platforms and propulsion systems.
These uncertainties may result in either impairments of, or reductions to the expected useful lives of, platforms and propulsion systems, or both. Any change in recoverability would be accounted for at the time such change to the business plan occurs. For the years ended December 31, 2025, 2024 and 2023, the impairment tests performed compared the carrying amount of the assets included in the respective CGUs to their value-in-use.
The value-in-use of the CGUs is determined using a discounted cash flow methodology based on estimated pre-
tax future cash flows attributable to the CGUs and a pre-tax discount rate, which ranges from 9.5 percent to 19.0 percent, reflecting a current market assessment of the time value of money and the risks specific to the CGUs.
As a result, impairment charges, totaling €6,005 million were recognized on platforms used for North America,
Enlarged Europe and Maserati primarily due to significantly reduced volume and profitability resulting from the strategic plan update, in addition to the €578 million impairment recognized on platforms used for Maserati and
Alfa Romeo vehicles as a result of the impairment test performed during the first half of 2025. Refer to Note
2, Basis of preparation - Strategic plan undergoing reassessment.
In addition to the impairments discussed above, during the year ended December 31, 2025, Stellantis recognized impairments of €3,498 million. These impairments were driven primarily by €609 million of purchased credits which are no longer expected to be utilized due to the elimination of corporate average fuel economy
(“CAFE”) penalty rate (refer to Note 10, Other intangible assets for additional information), €341 million of the discontinuation of Stellantis’ hydrogen fuel cell technology development program due to limited availability of hydrogen refueling infrastructure, high capital requirements, and the need for stronger consumer purchasing incentives, and €2,548 million driven primarily by cancellation of select product initiatives due to changes to our strategic and product plans, mainly in North America and Enlarged Europe. Refer to Note 2, Basis of preparation
- Strategic plan undergoing reassessment for additional information.
During the year ended December 31, 2024, impairment losses of €1,063 million were recognized, mainly related to impairment of certain platform assets in Maserati and Enlarged Europe driven by a decrease in projected vehicle margins and the cancellation of certain projects prior to launch.
During the year ended December 31, 2023, impairment losses of €201 million were recognized, mainly related to impairment of research and development assets in China and India & Asia Pacific, and to impairment of certain platform assets in Enlarged Europe.
Recoverability of Goodwill and Intangible assets with indefinite useful lives
In accordance with IAS 36 - Impairment of Assets, Goodwill and intangible assets with indefinite useful lives are not amortized but are tested for impairment annually or more frequently if facts or circumstances indicate that the asset may be impaired.
Goodwill and intangible assets with indefinite useful lives are allocated to operating segments or to CGUs within the operating segments or other CGUs which represent the lowest level within the entity at which the goodwill is monitored for internal management purposes. The impairment test is performed by comparing the carrying amount (which mainly comprises property, plant and equipment, goodwill, brands, capitalized development expenditures, working capital and reserves) and the recoverable amount of each CGU or group of CGUs to which Goodwill has been allocated. The recoverable amount of a CGU is the higher of its fair value less costs of disposal and its value-in-use. The balance of Goodwill and intangible assets with indefinite useful lives recognized by the Company primarily relate to the merger with FCA. Goodwill from the merger with FCA is allocated to the North America, South America, India and Asia Pacific and Enlarged Europe operating segments.
All other Goodwill balances relate primarily to Enlarged Europe, Other activities and to a lesser extent China.
The MTP is used as a basis to perform the Company’s annual impairment test for Goodwill and intangible assets with indefinite useful lives. Refer to the section “Climate Change” for additional information.
The estimate of the recoverable amount for purposes of performing the annual impairment test for each of the operating segments is determined using value-in-use and was based on the following assumptions:
•The expected future cash flows cover the period from October 1, 2025 through December 31, 2028. These expected cash flows reflect the current expectations regarding economic conditions and market trends as well as the Company’s initiatives for the period covered by the projections. These cash flows relate to the respective CGUs in their current condition when preparing the financial statements and exclude the estimated cash flows that might arise from restructuring plans or other structural changes. Volumes and sales mix used for estimating the future cash flow are based on assumptions that are considered reasonable and sustainable and represent the best estimate of expected conditions regarding market trends and segment, brand and model share for the respective operating segment over the period considered;
•The expected future cash flows include a normalized terminal period to estimate the future result beyond the time period explicitly considered which incorporated a long-term growth rate assumption of 1.9 percent to 2.2 percent. The growth rate per region is determined by reference to the risk free rate and the rate of inflation considered in the regional discount rate. The long-term AOI margins are set considering the Company’s long-
term projections for each of the CGUs;
•The estimated future cash flows are discounted to their present value using a discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or CGU that are not reflected in the estimated future cash flows; and
•Pre-tax cash flows are discounted using a pre-tax discount rate which reflects the current market assessment of the time value of money for the period being considered, and the risks specific to those cash flows under consideration. The pre-tax Weighted Average Cost of Capital (“WACC”) discount rate applied ranged from 9.5 percent to 19 percent.
The values estimated as described above are determined to be in excess of the carrying amount for each operating segment or other CGUs to which Goodwill is allocated, except for the Free2Move business, which is allocated to the Other Activities, where the carrying amount was determined to be in excess of the recoverable amount as a result of decreases in projected cash flows. As such, an impairment loss of €164 million was recognized, comprising of €94 million related to Goodwill, €70 million related to Property, plant and equipment and Intangible assets. No other impairments of goodwill and intangible assets with indefinite useful lives were recognized for the year ended December 31, 2025. However, the projected future cash flows of India & Asia
Pacific, Maserati and Financial Services CGUs are sensitive to certain assumptions, primarily the projected margins for the terminal period and the discount rate, such that a reduction of less than 1 percentage point in the long-term profit margin applied for the terminal period or an increase of less than 1 percentage point in the discount rate would reduce the value-in-use to its carrying value. The terminal period assumptions consider profit margins ranging from 3 percent to 10 percent. The discount rate used has been determined consistently with the methodology disclosed, reflecting current market conditions and the specific risks associated with the operating segment. The assumptions used are considered reasonable and represent the best estimate of expected conditions in the operating segment.
During the year ended December 31, 2024, the carrying amount of the Maserati segment was determined to be in excess of the recoverable amount as a result of decreases in projected margins. As such, an impairment of
€514 million was recognized. No other impairments of goodwill and intangible assets with indefinite useful lives were recognized for the year ended December 31, 2024.
No impairment charges were recognized for Goodwill and Intangible assets with indefinite useful lives for the years ended December 31, 2023.
Provisions recognized resulting from the product plan realignment and program cancellations
The Company enters into supply arrangements to support its product development, manufacturing and assembly activities. As described in the “Strategic plan undergoing reassessment” the reassessment of the
Company’s strategy in 2025 resulted in the cancellation of certain planned programs and a significant adjustment to forecasted EV volumes. These cancellations and volume adjustments could give rise to disputes with suppliers.
Provisions are recognized when the Company has a present obligation, an outflow of economic resources is probable and a reliable estimate can be made. Determining the amount of these provisions requires judgment, particularly in evaluating the range of potential settlement outcomes. These estimates involve inherent uncertainty and actual outcomes may differ from the amounts recorded. Provisions are reassessed at each reporting date as new information becomes available.
Valuation of interests in joint ventures and associates
The Company has investments that are accounted for under the equity method. Significant judgment may be required in assessing the recoverability of these equity method investments when there is an indicator of impairment. Management assesses the recoverable amounts of equity method investments, and the recoverability of any associated loans, in accordance with IAS 36, IAS 28 and IFRS 5, as appropriate, taking into account revised cash‑flow forecasts, changes in strategic direction, and the viability of each venture’s business plan.
During the twelve months ended December 31, 2025, the Company assessed the classification and recoverability of the equity method investments in the ACC, NextStar and Symbio joint ventures. This included judgment in determining that the investments in NextStar and Symbio met the criteria to be classified as held for sale. These judgments involve inherent uncertainty, and actual outcomes may differ from estimates; carrying amounts are reassessed at each reporting date as new information becomes available.
Recoverability of deferred tax assets
Deferred tax assets are recognized to the extent that it is probable that sufficient taxable profit will be available to allow the benefit of part or all of the deferred tax assets to be utilized. The recoverability of deferred tax assets is dependent on the Company’s ability to generate sufficient future taxable income in the period in which it is assumed that the deductible temporary differences reverse and tax losses carried forward can be utilized. In making this assessment, the Company considers future taxable income arising based on the MTP (refer to the section “Climate change” for additional information). Moreover, the Company estimates the impact of the reversal of taxable temporary differences on earnings and it also considers the period over which these deferred tax assets could be recovered. The estimates and assumptions used in the assessment are subject to uncertainty especially related to the Company’s future performance as compared to the business plan.
Therefore, changes in current estimates due to unanticipated events could have a significant impact on the
Consolidated Financial Statements. Refer to Note 7, Tax expense/(benefit) for additional information.
Sales incentives
The Company records the estimated cost of sales incentive programs offered to dealers and consumers as a reduction to revenue at the time of sale to the dealer. This estimated cost represents the incentive programs offered to dealers and consumers, as well as the expected modifications to these programs in order to facilitate sales of the dealer inventory. Subsequent adjustments to sales incentive programs related to vehicles previously sold to dealers are recognized as an adjustment to Net revenues in the period the adjustment is determinable.
The Company uses price discounts to adjust vehicle pricing in response to a number of market and product factors, including pricing actions and incentives offered by competitors, economic conditions, the amount of excess industry production capacity, the intensity of market competition, consumer demand for the product and the desire to support promotional campaigns. The Company may offer a variety of sales incentive programs at any given point in time, including cash offers to dealers and consumers and subvention programs offered to customers, or lease subsidies, which reduce the retail customer’s monthly lease payment or cash due at the inception of the financing arrangement, or both. Sales incentive programs are generally brand, model and region specific for a defined period of time.
The key estimate that is developed by the Company is the expected incentive cost needed to facilitate the sales of the inventory by the dealers. This key estimate uses multiple inputs, such as the current incentive programs in the market, planned promotional programs and the normal incentive escalation incurred as the model year ages.
The estimated incentive rates are reviewed monthly and changes to planned rates are adjusted accordingly, thereby impacting Net revenues. As there are a multitude of inputs affecting the calculation of the estimate for sales incentives, an increase or decrease of any of these variables could have a significant effect on Net revenues.
Product warranties, recall campaigns and product liabilities
The Company establishes reserves for product warranties at the time the related sale is recognized. The
Company issues various types of product warranties under which the performance of products delivered is generally guaranteed for a certain period or term. The accrual for product warranties includes the expected costs of warranty obligations imposed by law or contract, as well as the expected costs for policy coverage, recall actions and buyback commitments. The estimated future costs of these actions are principally based on assumptions regarding the lifetime warranty costs of each vehicle line and each model year of that vehicle line, as well as historical claims experience for the Company’s vehicles. In addition, the number and magnitude of additional service actions expected to be approved and policies related to additional service actions are taken into consideration. Due to the uncertainty and potential volatility of these estimated factors, changes in the assumptions used could materially affect the results of operations.
The Company periodically initiates voluntary service and recall actions to address various customer satisfaction as well as safety and emissions issues related to vehicles sold. Included in the reserve is the estimated cost of these service and recall actions. The Company accrues estimated costs for recalls when they are probable of occurring and a reliable estimate of the costs can be made.
Estimates of the future costs of these actions are subject to numerous uncertainties, including the enactment of new laws and regulations, the number of vehicles affected by a service or recall action and the nature of the corrective action. It is reasonably possible that the ultimate cost of these service and recall actions may require the Company to make expenditures in excess of (or less than) established reserves over an extended period of time and in a range of amounts that cannot be reasonably estimated. The estimate of warranty and additional service and recall action obligations is periodically reviewed during the year. Experience has shown that initial data for any given model year can be volatile; therefore, the Company’s process relies upon long-term historical averages until sufficient data is available. As actual experience becomes available, it is used to modify the historical averages to ensure that the forecast is within the range of likely outcomes. Resulting accruals are then compared with current spending rates to ensure that the balances are adequate to meet expected future obligations.
In addition, the Company makes provisions for estimated product liability costs arising from property damage and personal injuries including wrongful death, and potential exemplary or punitive damages alleged to be the result of product defects. By nature, these costs can be infrequent, difficult to predict and have the potential to vary significantly in amount. The valuation of the reserve is actuarially determined on an annual basis based on, among other factors, the number of vehicles sold and product liability claims incurred. Costs associated with these provisions are recorded in the Consolidated Income Statement and any subsequent adjustments are recorded in the period in which the adjustment is determined.
During the year ended December 31, 2025, the Company updated its estimation approach for contractual warranties. This change in accounting estimate resulted in additional provisions of €5.4 billion, recognized within
Cost of revenues and as further described in Note 21, Provisions.
Litigation
Various legal proceedings, claims and governmental investigations are pending against the Company on a wide range of topics, including vehicle safety, emissions and fuel economy, competition, tax and securities matters, alleged violations of law, labor, dealer, supplier and other contractual relationships, intellectual property rights, product warranties and environmental matters. Some of these proceedings allege defects in specific component parts or systems (including airbags, seats, seat belts, brakes, ball joints, batteries, transmissions, engines and fuel systems), in various vehicle models or allege general design defects relating to vehicle handling and stability, sudden unintended movement or crashworthiness. These proceedings seek recovery for damage to property, personal injuries or wrongful death and in some cases include a claim for exemplary or punitive damages. Adverse decisions in one or more of these proceedings could require the Company to pay substantial damages, or undertake service actions, recall campaigns or other costly actions.
Litigation is subject to many uncertainties, and the outcome of individual matters is not predictable with assurance. Moreover, the cases and claims against the Company are often derived from complex legal issues that are subject to differing degrees of uncertainty, including the facts and circumstances of each particular case, the manner in which the applicable law is likely to be interpreted and applied and the jurisdiction and the different laws involved. A provision is established in connection with pending or threatened litigation if it is probable there would be an outflow of funds and when the amount can be reasonably estimated. If an outflow of funds becomes probable, but the amount cannot be estimated, the matter is disclosed in the notes to the
Consolidated Financial Statements. In addition to recognized provisions, the Company is exposed to contingent liabilities for which the likelihood of an outflow is more than remote but less than probable. These matters do not meet the criteria for recognition under IFRS, but are disclosed in the notes to the Consolidated Financial
Statements. Since these provisions represent estimates, the resolution of some of these matters could require the Company to make payments in excess of the amounts accrued or may require the Company to make payments in an amount or range of amounts that could not be reasonably estimated.
The Company monitors the status of pending legal proceedings and consults with specialists on legal and tax matters on a regular basis. As such, the provisions for the Company’s legal proceedings and litigation may vary as a result of future developments in pending matters. Refer to Note 27, Guarantees granted, commitments and contingent liabilities for additional information.
New standards and amendments effective January 1, 2025
The following new standards and amendments, were adopted by the Company. The adoption of these amendments did not have a material impact on the Consolidated Financial Statements.
•In August 2023, the IASB issued amendments to IAS 21 - The Effects of Changes in Foreign Exchange Rates,
which requires companies to provide more useful information in their financial statements when a currency cannot be exchanged into another currency. These amendments require companies to apply a consistent approach in assessing whether a currency can be exchanged into another currency and, when it cannot, in determining the exchange rate to use and the disclosures to provide.
•In December 2024, the IASB issued Contracts Referencing Nature-dependent Electricity (Amendments to IFRS
9 and IFRS 7). The amendments were issued to help companies better report the financial effects of nature-
dependent electricity contracts, which are often structured as power purchase agreements. The amendments include clarifying the application of the “own-use” requirements; permitting hedge accounting if these contracts are used as hedging instruments; and adding new disclosure requirements to enable investors to understand the effect of these contracts on a company’s financial performance and cash flows. The amendments are effective for annual reporting periods beginning on or after January 1, 2026, with earlier adoption permitted. We have elected to early adopt the amendments to these standards in 2025.
New standards and amendments not yet effective
The following new standards and amendments were issued by the IASB. We will comply with the relevant guidance no later than their respective effective dates:
•In May 2024, the IASB issued amendments to IFRS 9 and IFRS 7 regarding the classification and measurement of financial instruments. The amendments relate to the settling of financial liabilities using an electronic payment system, as well as assessing contractual cash flow characteristics of financial assets, including those with environmental, social and governance linked features. The amendments are effective for periods beginning on or after January 1, 2026, with early adoption permitted. We are currently evaluating the impact of adoption;
•In July 2024, the IASB issued Annual Improvements to IFRS Accounting Standards – Volume 11, which included amendments to the following standards: updated wording regarding hedge accounting in IFRS 1 -
First-time Adoption of IFRS, to address potential confusion from an inconsistency with the hedge accounting requirements of IFRS 9 Financial Instruments; replaced an obsolete reference in IFRS 7 – Financial
Instruments: Disclosures, to IFRS 13 – Fair Value Measurement, and made other minor revisions regarding inconsistencies with IFRS 13; amended IFRS 9 Financial Instruments, to clarify how a lessee accounts for the derecognition of a lease liability and removed a potentially confusing cross reference to the term “transaction price” in IFRS 15 – Revenue from Contracts with Customers, as the term is used elsewhere in IFRS 9 and is not necessarily consistent with the definition in IFRS 15; revised the wording in IFRS 10 - Consolidated Financial
Statements, to addresses a potential confusion arising from an inconsistency between two paragraphs related to an investor determining whether another party is acting on its behalf by aligning the language in both paragraphs; amended IAS 7 – Statement of Cash Flows, to remove a reference to the term “cost method” that is no longer defined in IFRS. The amendments are effective for periods beginning on or after January 1, 2026, with early adoption permitted. We are currently evaluating the impact of adoption;
•In March 2024, the IASB issued IFRS 18 - Presentation and Disclosure in Financial Statements, which is intended to give investors more transparent and comparable information about companies’ financial performance. IFRS 18 replaces IAS 1 - Presentation of Financial Statements but carries forward many requirements of IAS 1 unchanged. The standard introduces three defined categories for income and expenses
- operating, investing and financing - to improve the structure of the income statement, and requires all companies to provide new defined subtotals, including operating profit. IFRS 18 also introduces additional disclosure requirements in relation to management-defined performance measures. The standard is effective for annual reporting periods beginning on or after January 1, 2027, with earlier adoption permitted. The adoption will impact the classification of certain expenses within the Consolidated Income Statement and the classification of certain amounts in the Consolidated Statement of Cash Flows, Additional disclosure will also be included in the notes of our financial statements;
•In May 2024, the IASB issued IFRS 19 - Subsidiaries without Public Accountability: Disclosure, which permits eligible subsidiaries to use IFRS Accounting Standards with reduced disclosures. Subsidiaries using IFRS
Accounting Standards for their own financial statements provide disclosures that maybe disproportionate to the information needs of their users, and this standard provides reduced disclosures which are better suited to the needs of the users of their financial statements. Subsidiaries are eligible to apply IFRS 19 if they do not have public accountability and their parent company applies IFRS Accounting Standards in their consolidated financial statements. In August of 2025, the IASB issued amendments to IFRS 19 to reduce disclosure requirements for standards and amendments issued between February 2021 and May 2024, as it originally only covered those standards and amendments issued up to February 2021. The standard is effective for annual reporting periods beginning on or after January 1, 2027, with earlier adoption permitted. We do not expect the standard to have an impact on the consolidated financial statements; and
•In November 2025, the IASB issued an amendment to IAS 21 - The Effects of Changes in Foreign Exchange
Rates, which clarify how companies should translate financial statements from a non-hyperinflationary currency into a hyperinflationary one. The narrow-scope amendments aim to improve the usefulness of the resulting information in a cost-effective manner. The amendments are effective for annual periods beginning on or after January 1, 2027, with earlier adoption permitted. We are currently evaluating the impact of adoption.